Advances Repayable - Additional Information (Detail) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of financial liabilities [line items]
Contracted recoverable cash advances	€ 41,522
Recoverable cash advances banked	32,000
Existing contracts amounts	7,985
Contractual amount	€ 1,500
Sales independent reimbursements equivalent percentage of principal amount	30.00%
Sales independent reimbursements recoverable cash advances	€ 3,300
Sales dependent reimbursements recoverable cash advances	1,000
5915 [member]
Disclosure of financial liabilities [line items]
Contracted recoverable cash advances	910
Contractual amount	€ 300
Percentage of budgeted project cost	70.00%
Payment equivalent percentage of price received	10.00%
Payment equivalent percentage of price received	100.00%
Other contracts [member]
Disclosure of financial liabilities [line items]
Contractual amount	€ 4,300
Percentage of budgeted project cost	200.00%
Sales independent reimbursements equivalent percentage of principal amount	30.00%
Other contracts [member] | Bottom of range [member]
Disclosure of financial liabilities [line items]
Percentage of budgeted project cost	45.00%
Other contracts [member] | Top of range [member]
Disclosure of financial liabilities [line items]
Percentage of budgeted project cost	70.00%